Parent Only Financial Information	12 Months Ended
Dec. 31, 2023
Parent Only Financial Information [Abstract]
Parent only financial information
25.	Parent only financial information

The following condensed parent company financial information of Fangdd Network Group Ltd., has been prepared using the same accounting policies as set out in the accompanying Consolidated Financial Statements. As of December 31, 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of Fangdd Network Group Ltd., except for those, which have been separately disclosed in the Consolidated Financial Statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	22,710	61,230
Total current asset	22,710	61,230
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,533,937	1,592,432
Total non-current asset	1,533,937	1,592,432
Total assets	1,556,647	1,653,662
Liabilities
Current liability
Accrued expenses and other current liabilities	27,225	27,867
Total current liability	27,225	27,867
Total liabilities	27,225	27,867
Equity
Class A ordinary shares	1	17
Additional paid-in capital	5,051,631	5,243,416
Accumulated other comprehensive loss	(393,841)	(398,160)
Accumulated deficit	(3,128,369)	(3,219,478)
Total shareholders’ equity	1,529,422	1,625,795

Total liabilities and shareholders’ equity	1,556,647	1,653,662

(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative expenses	(13,058)	(167,076)	(10,923)
Total operating expenses	(13,058)	(167,076)	(10,923)
Loss from operations	(13,058)	(167,076)	(10,923)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(626,570)	(244,039)	(80,934)
Other income:
Interest income (expense), net	2,462	957	(983)
Other income, net	—	9,247	1,730
Loss before income tax	(637,166)	(400,911)	(91,110)
Net loss	(637,166)	(400,911)	(91,110)
Net loss attributable to ordinary shareholders	(637,166)	(400,911)	(91,110)

(c)	Condensed statements of cash flows

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash used in operating activities	(18,400)	(5,064)	(6,797)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(128,192)	—	(142,060)
Investment in short-term investments	—	(168,198)	—
Proceeds from redemption of short-term investments	—	18,826	—
Net cash used in investing activities	(128,192)	(149,372)	(142,060)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	—	3,136	46,632
Proceeds from issuance of convertible promissory note, net of issuance costs	—	—	145,064
Net cash provided by financing activities	—	3,136	191,696
Effect of exchange rate changes on cash and cash equivalents	—	11,036	(4,319)
Net (decrease) increase in cash and cash equivalents	(146,592)	(140,264)	38,520
Cash and cash equivalents at the beginning of the year	309,566	162,974	22,710
Cash and cash equivalents at the end of the year	162,974	22,710	61,230